Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Esimated Future Minimum Rental Income
As of December 31, 2015, future minimum payments to be received related to these agreements were estimated to be:

Millions of Dollars

2016	$319.3
2017	320.5
2018	301.7
2019	271.1
2020	267.3
2021 and thereafter	1,029.5
Total	$2,509.4

Schedule of Future Minimum Payments for Operating Leases
The future minimum lease payments as of December 31, 2015, for the operating lease obligation were:

Millions of Dollars

2016	$1.9
2017	1.9
2018	1.9
2019	1.9
2020	1.9
Remaining years	64.1
Total minimum lease payments	$73.6